SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of the balances of the provision for impairment under IAS 39 and IFRS 9 (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Financial asset:
Loans	S/ 110,485,717	S/ 105,806,998
Premiums and other policies receivable			S/ 649,135
Accounts receivable from reinsurers and coinsurers	S/ 1,657,206	2,594,712
Total investments			164,228,539
Financial liabilities:
Total financial liabilities			139,747,905
IAS 39 [Member]
Financial asset:
Investment at amortized cost			0
Loans			4,500,498
Premiums and other policies receivable		S/ 7,694	12,255
Accounts receivable from reinsurers and coinsurers			8,715
Total investments			4,521,468
Financial liabilities:
Provision for credit losses on indirect loans			442,510
Total financial liabilities			442,510
In accordance with IFRS 9 [member]
Financial asset:
Investment at amortized cost			1,736
Loans			4,707,266
Premiums and other policies receivable			19,949
Accounts receivable from reinsurers and coinsurers			8,857
Total investments			4,737,808
Financial liabilities:
Provision for credit losses on indirect loans			556,694
Total financial liabilities			556,694
Financial liability [Member] | IAS 39 [Member]
Financial liabilities:
Provision for credit losses on indirect loans			114,184
Total financial liabilities			114,184
Financial assets impaired [member]
Financial asset:
Premiums and other policies receivable			(7,694)
Total investments			216,340
Financial assets impaired [member] | IAS 39 [Member]
Financial asset:
Investment at amortized cost			1,736
Loans			206,768
Accounts receivable from reinsurers and coinsurers			142
Total investments			S/ 216,340